Minimum capital requirements - Mexican Banking GAAP (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital requirements
Computable capital	$ 115,321	$ 109,237
Core capital	116,126	107,187
Supplementary capital	26,054	27,453
Deductible items	(36,671)	(35,700)
Subordinated Additional Tier 1 Capital Notes	9,812	10,297
Capital requirements	58,668	55,509
Excess of capital requirements	56,653	53,724
Risk-weighted assets	733,346	693,964
Capital requirements, Market risk
Capital requirements
Capital requirements	11,039	8,642
Capital requirements, Credit risk
Capital requirements
Capital requirements	44,313	43,698
Capital requirements, Operational risk
Capital requirements
Capital requirements	$ 3,316	$ 3,169